SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expiration period		10 years
Ordinary shares reserved for issuance		8,639,000
Ordinary shares available for future grant		779,327
Average market value, trading day period	30 days
Total intrinsic value of options exercised		$ 238	$ 480
Unrecognized compensation cost, period for recognition		11 months 1 day
Total unrecognized compensation cost		$ 1,071	$ 1,625	$ 3,345
Total proceeds from public offering	$ 45,149			$ 45,149
Additional Shares authorized	2,850,000
Stock issued, shares	21,250,000
Issuance expenses	$ 400
Share price	$ 1.89
Stock Option [Member]
Weighted average grant date fair value of options granted		$ 0.78	$ 0.54	$ 0.96
Total unrecognized compensation cost		$ 1,085